Long-Term Debt and Trust Preferred Securities (Table)	12 Months Ended
Dec. 31, 2020
Long-Term Debt and Trust Preferred Securities [Abstract]
Long-Term Debt by Contractual Maturity [text block table]

Long-Term Debt by Earliest Contractual Maturity

in € m.	Due in 2021	Due in 2022	Due in 2023	Due in 2024	Due in 2025	Due after 2025	Total Dec 31, 2020	Total Dec 31, 2019
Senior debt:
Bonds and notes:
Fixed rate	18,447	9,575	11,234	8,518	6,435	13,288	67,496	77,243
Floating rate	7,017	2,887	1,584	3,526	3,903	6,978	25,895	23,944
Other	34,120	1,274	5,739	911	1,507	4,552	48,103	28,019
Subordinated debt:
Bonds and notes:
Fixed rate	18	0	30	14	2,601	3,386	6,049	5,517
Floating rate	0	0	1,100	123	80	0	1,303	1,417
Other	24	15	103	82	0	93	316	333
Total long-term debt	59,626	13,751	19,789	13,174	14,526	28,297	149,163	136,473

Fixed and Floating Rate Trust Preferred Securities [text block table]

Trust Preferred Securities[1]

in € m.	Dec 31, 2020	Dec 31, 2019
Fixed rate	269	976
Floating rate	1,052	1,037
Total trust preferred securities	1,321	2,013

[1]Perpetual instruments, redeemable at specific future dates at the Group’s option.